Segmental analysis - Results by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment revenues
Sales and other operating revenues	$ 241,392	$ 157,739	$ 105,944
Less: sales and other operating revenues between segments	0	0	0
Third party sales and other operating revenues	241,392	157,739	105,944
Earnings from joint ventures and associates – after interest and tax	2,530	3,999	(403)
Segment results
Replacement cost profit (loss) before interest and taxation	16,688	14,427	(18,872)
Inventory holding gains (losses)	1,351	3,655	(2,868)
Profit (loss) before interest and taxation	18,039	18,082	(21,740)
Finance costs	(2,703)	(2,857)	(3,115)
Net finance expense relating to pensions and other post-retirement benefits	69	2	(33)
Profit (loss) before taxation	15,405	15,227	(24,888)
Other income statement items
Depreciation, depletion and amortization	14,318	14,805	14,889
Charges for provisions, net of write-back of unused provisions, including change in discount rate	4,077	3,720	2,502
Segment assets
Investments in joint ventures and associates	20,601	30,983	27,337
Additions to non-current assets	30,125	16,000	14,757
US
Segment revenues
Third party sales and other operating revenues	71,118	53,748	27,413
Other income statement items
Depreciation, depletion and amortization	4,624	4,697	5,194
Non-US
Segment revenues
Third party sales and other operating revenues	170,274	103,991	78,531
Other income statement items
Depreciation, depletion and amortization	9,694	10,108	9,695
Operating segments | gas & low carbon energy
Segment revenues
Sales and other operating revenues	56,255	30,840	16,275
Less: sales and other operating revenues between segments	(5,913)	(4,563)	(2,708)
Third party sales and other operating revenues	50,342	26,277	13,567
Earnings from joint ventures and associates – after interest and tax	148	426	(45)
Segment results
Replacement cost profit (loss) before interest and taxation	14,696	2,133	(7,068)
Inventory holding gains (losses)	(8)	33	19
Profit (loss) before interest and taxation	14,688	2,166	(7,049)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	(234)	173	(2)
Segment assets
Investments in joint ventures and associates	5,299	5,224	3,663
Additions to non-current assets	4,439	4,963	3,507
Operating segments | gas & low carbon energy | US
Other income statement items
Depreciation, depletion and amortization	75	80	96
Operating segments | gas & low carbon energy | Non-US
Other income statement items
Depreciation, depletion and amortization	4,933	4,384	3,361
Operating segments | oil production & operations
Segment revenues
Sales and other operating revenues	33,193	24,519	17,234
Less: sales and other operating revenues between segments	(30,294)	(22,408)	(15,879)
Third party sales and other operating revenues	2,899	2,111	1,355
Earnings from joint ventures and associates – after interest and tax	1,609	576	(327)
Segment results
Replacement cost profit (loss) before interest and taxation	19,721	10,501	(14,583)
Inventory holding gains (losses)	(7)	8	(2)
Profit (loss) before interest and taxation	19,714	10,509	(14,585)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	213	7	58
Segment assets
Investments in joint ventures and associates	11,370	8,044	8,154
Additions to non-current assets	15,098	6,090	5,321
Operating segments | oil production & operations | US
Other income statement items
Depreciation, depletion and amortization	3,141	3,174	3,700
Operating segments | oil production & operations | Non-US
Other income statement items
Depreciation, depletion and amortization	2,423	3,354	4,087
Operating segments | customers & products
Segment revenues
Sales and other operating revenues	188,623	130,095	90,744
Less: sales and other operating revenues between segments	(1,418)	(1,226)	(158)
Third party sales and other operating revenues	187,205	128,869	90,586
Earnings from joint ventures and associates – after interest and tax	248	385	214
Segment results
Replacement cost profit (loss) before interest and taxation	8,869	2,208	3,418
Inventory holding gains (losses)	1,366	3,355	(2,796)
Profit (loss) before interest and taxation	10,235	5,563	622
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	3,955	3,063	1,903
Segment assets
Investments in joint ventures and associates	3,875	3,291	3,671
Additions to non-current assets	9,541	3,940	5,359
Operating segments | customers & products | US
Other income statement items
Depreciation, depletion and amortization	1,328	1,349	1,359
Operating segments | customers & products | Non-US
Other income statement items
Depreciation, depletion and amortization	1,542	1,651	1,631
Consolidation adjustment and eliminations
Segment revenues
Sales and other operating revenues	(38,978)	(29,439)	(19,975)
Less: sales and other operating revenues between segments	38,978	29,439	19,975
Third party sales and other operating revenues	0	0	0
Earnings from joint ventures and associates – after interest and tax	0	0	0
Segment results
Replacement cost profit (loss) before interest and taxation	139	(67)	89
Inventory holding gains (losses)	0	0	0
Profit (loss) before interest and taxation	139	(67)	89
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	0	0	0
Segment assets
Investments in joint ventures and associates	0	0	0
Additions to non-current assets	0	0	0
Consolidation adjustment and eliminations | US
Other income statement items
Depreciation, depletion and amortization	0	0	0
Consolidation adjustment and eliminations | Non-US
Other income statement items
Depreciation, depletion and amortization	0	0	0
other businesses & corporate
Segment revenues
Sales and other operating revenues	2,299	1,724	1,666
Less: sales and other operating revenues between segments	(1,353)	(1,242)	(1,230)
Third party sales and other operating revenues	946	482	436
Earnings from joint ventures and associates – after interest and tax	525	2,612	(245)
Segment results
Replacement cost profit (loss) before interest and taxation	(26,737)	(348)	(728)
Inventory holding gains (losses)	0	259	(89)
Profit (loss) before interest and taxation	(26,737)	(89)	(817)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	143	477	543
Segment assets
Investments in joint ventures and associates	57	14,424	11,849
Additions to non-current assets	1,047	1,007	570
other businesses & corporate | US
Other income statement items
Depreciation, depletion and amortization	80	94	39
other businesses & corporate | Non-US
Other income statement items
Depreciation, depletion and amortization	$ 796	$ 719	$ 616